Discontinued operations and assets held for sale - Sale of Galapagos Real Estate Belgium NV - Net cash inflow on disposal of subsidiaries (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Cash in from disposals of subsidiaries, net of cash disposed of	€ 19,431,000	€ (8,949,000)
Galapagos Real Estate Belgium NV [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Upfront Payment Received	12,206,000
Less: Cash and cash equivalents balances disposed of	(13,000)
Cash in from disposals of subsidiaries, net of cash disposed of	€ 12,193,000